Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Transactions Between Related Parties

	2017 £m	2016 £m	2015 £m

Transactions

– revenue	366	370	38

– purchases	(218)	(298)	(270)

– other net income	699	1,023	639

Amounts receivable at 31 December	40	270	190

Amounts payable at 31 December	(1)	(2)	(20)

Summary of Amounts Incurred by Entity for Provision of Key Management Personnel Services

	2017 £m	2016 £m	2015 £m

The total compensation for key management personnel, including Directors, was:

– salaries and other short-term employee benefits	24	18	20

– post-employment benefits	5	3	4

– share-based payments	16	12	11

	45	33	35

The following table shows the aggregate emoluments of the Directors of the Company.

	Executive Directors			Chairman			Non-Executive Directors			Total

	2017 £'000	2016 £'000	2015 £'000	2017 £'000	2016 £'000	2015 £'000	2017 £'000	2016 £'000	2015 £'000	2017 £'000	2016 £'000	2015 £'000

Salary; fees; benefits; incentives

– salary	2,122	2,057	2,042	–	–	–	-	-	-	2,122	2,057	2,042

– fees	–	–	–	660	645	642	1,042	1,051	1,138	1,702	1,696	1,780

– taxable benefits	385	335	259	129	106	85	195	122	153	709	563	497

– short-term incentives	4,689	4,622	3,940	–	–	–	-	–	–	4,689	4,622	3,940

– long-term incentives	10,192	4,483	647	–	–	–	-	–	–	10,192	4,483	647

Sub-total	17,388	11,497	6,888	789	751	727	1,237	1,173	1,291	19,414	13,421	8,906

Pension; other emoluments

– pension	612	634	936	–	–	–	–	–	–	612	634	936

– other emoluments	50	44	51	–	–	–	–	–	–	50	44	51

Sub-total	662	678	987	–	–	–	–	–	–	662	678	987

Total emoluments	18,050	12,175	7,875	789	751	727	1,237	1,173	1,291	20,076	14,099	9,893

Summary of Aggregate Gains on LTIP Shares Exercised
Aggregate gains on LTIP shares exercised in the year

	Award	Exercised LTIP shares	Exercise date	Price per share (£)	Aggregate gain (£)

Nicandro Durante	28 Mar 2014	62,123	28 Mar 2017	52.11	3,237,230

Ben Stevens	28 Mar 2014	34,605	03 Apr 2017	52.92	1,831,297

LTIP - Value of awards 2014

	Shares	Price per share (£)[1]	Face value (£)

Nicandro Durante	135,052	32.58	4,399,994

Ben Stevens	75,230	32.58	2,450,993

1	For information only as awards are made as nil cost options.

Sharesave - Aggregate Gains 2017

	Award date	Shares	Exercise date	Price per share (£)	Aggregate gain (£)

Nicandro Durante	28 Mar 2012	591	16 Oct 2017	48.49	13,667

Sharesave - Value of award 2012

	Shares	Price per share (£)	Face value (£)

Nicandro Durante	591	25.36	14,988